Related Party Transactions (Details) - USD ($)			1 Months Ended			3 Months Ended		5 Months Ended	12 Months Ended
		Aug. 23, 2019	May 30, 2020	Jan. 06, 2020	Aug. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Common stock subject to forfeiture (in Shares)						11,091	11,091
Aggregate loan amount		$ 300,000
Non-interest bearing maturity date		Mar. 31, 2020
Outstanding promissory note payable		$ 183,876
Business combination of working capital						$ 1,500,000			$ 1,500,000
Business Combination entity price (in Dollars per share)									$ 9.20
Incurred and paid under agreement						$ 0	$ 7,050		$ 7,050
Incurred and paid fees								$ 44,364
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock subject to forfeiture (in Shares)				375,000
Share conversion percentage						20.00%			20.00%
Founder shares issued and outstanding (in Shares)				2,500,000		2,500,000			2,500,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock subject to forfeiture (in Shares)									375,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Business Combination entity price (in Dollars per share)						$ 1.00			$ 1.00
Consulting agreement [Member]
Related Party Transactions (Details) [Line Items]
Related party consulting agreements fee			$ 600						$ 600
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest, percentage							45.00%		45.00%
Aggregate office space amount						$ 3,697			$ 3,697
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of common stock to sponsor (in Shares)	[1]							2,875,000
Issuance of common stock to sponsor (in Shares)						375,000
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of common stock to sponsor (in Shares)					2,875,000
Aggregate consideration					$ 25,000

[1]	Included 375,000 Class B shares subject to forfeiture if the over-allotment option is not exercised in full or in party by the underwriters.